Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Cash flows from operating activities:
Net loss	$ (4,265,744)	$ (671,100)	$ (6,194,828)	$ (2,665,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	620,178		1,117,667
Deferred guaranteed interest	(116,000)
Depreciation expense	81,737	27,135	229,513	57,473
Amortization expense	77,188	66,614	295,709	211,067
Provision for uncollectible accounts	14,137	52,549
Debt forgiveness loss
Lease liability net of leased asset	20,447
Deferred financing costs	(12,905)	(30,416)
Gain on acquisition	(2,357)
Issuance of shares for interest payment	81,508
Issuance of shares for inventory purchases	11,919
Loss on extinguishment of debt	1,759,969
Stock-based compensation	850,775
Impairment loss			359,129
Deferred lease expense			(26,248)	(776)
Debt forgiveness income				(93,761)
Issuance of shares for services	224,877	150,095	2,984,271	161,776
Changes in operating assets and liabilities:
Accounts receivable	20,935	5,478	(32,448)	(127,653)
Inventory	(90,039)	11,127	(63,474)	(15,787)
Prepaid expenses	11,393	(17,087)	(16,500)	(5,588)
Security deposits			(25,422)	(2,568)
Deferred brokerage fees	2,404	4,525	69,280	(18,592)
Deferred revenues	(6,215)	(7,414)	(157,137)	123,882
Accounts payable	(228,872)	(10,538)	337,022	123,142
Accrued expenses	(18,999)	185,620	(245,464)	729,902
Due from franchisee	19,970		(23,007)
Net cash used in operating activities	(943,694)	(233,412)	(1,391,938)	(1,523,262)
Cash flows from investing activities:
Cash (used in)/acquired from acquisition			(150,000)	26,180
Purchase of property and equipment	(20,961)		(1,949)	(163,472)
Net cash provided by (used in) investing activities	(20,961)		(151,949)	(137,292)
Cash flows from financing activities:
Proceeds from sale of warrants	100,000
Repayment of note payable	(590,909)	(201,300)	(2,137,753)
Proceeds from note payable	1,715,000	748,150	3,417,430	192,048
Proceeds from sale of Private Units		25,000	500,000	87,700
Deferred financing costs			(209,296)	(98,198)
Non-controlling interest of original investment in subsidiaries			202,500	24,054
Private placement funds received			41,735	75,000
Net cash provided by financing activities	1,224,091	571,850	1,814,616	280,604
Net change in cash	259,436	338,438	254,049	(1,379,950)
Cash - beginning of period	414,257	160,208	160,208	1,540,158
Cash - end of period	673,693	498,646	414,257	160,208
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	109,091	48,800
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of fixed assets	63,000	165,000	871,852	1,440,000
Common stock issued in connection with notes payable	238,918
Beneficial conversion feature with warrants issued for debt discount	$ 1,505,387
Conversion of debt to common shares			100,000
Increase in prepaid expenses and accrued expenses			30,555
Warrants issued for debt discount			(1,521,754)
Acquisition of PLAYlive:
Goodwill				2,226,166
Property and equipment				9,503
Deferred brokerage fees				805,975
Accounts payable				(3,574)
Deferred revenue				$ (1,624,250)